Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	PNC FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000778202
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 05, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 05, 2011
PNC BALANCED ALLOCATION FUND (Prospectus Summary) | PNC BALANCED ALLOCATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBAAX
PNC BALANCED ALLOCATION FUND (Prospectus Summary) | PNC BALANCED ALLOCATION FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBCCX
PNC LARGE CAP CORE EQUITY FUND (Prospectus Summary) | PNC LARGE CAP CORE EQUITY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLEAX
PNC LARGE CAP CORE EQUITY FUND (Prospectus Summary) | PNC LARGE CAP CORE EQUITY FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLECX
PNC LARGE CAP GROWTH FUND (Prospectus Summary) | PNC LARGE CAP GROWTH FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEWAX
PNC LARGE CAP GROWTH FUND (Prospectus Summary) | PNC LARGE CAP GROWTH FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEWCX
PNC MID CAP VALUE FUND (Prospectus Summary) | PNC MID CAP VALUE FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMCAX
PNC MID CAP VALUE FUND (Prospectus Summary) | PNC MID CAP VALUE FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMFCX
PNC SMALL CAP FUND (Prospectus Summary) | PNC SMALL CAP FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPCAX
PNC SMALL CAP FUND (Prospectus Summary) | PNC SMALL CAP FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPCCX
PNC LIMITED MATURITY BOND FUND (Prospectus Summary) | PNC LIMITED MATURITY BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMYIX
PNC ULTRA SHORT BOND FUND (Prospectus Summary) | PNC ULTRA SHORT BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNCIX